ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Note 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of June 30, 2015 and June 30, 2014, accounts payable and accrued expenses are comprised of the following:

	2015	2014
Trade payables	$188,308	$94,294
Accrued officer wages and directors fees	152,714	1,378,371
Accrued interest	10,612	308,206
Other accrued expenses	201,911	50,362
Other payables	19,753	-
Total trade and other payables	$573,298	$1,831,233